Commitments and Contingencies - Additional Information - Samsung (Details) $ in Millions	1 Months Ended	12 Months Ended	24 Months Ended
	Jul. 31, 2017 newbuilding	Dec. 31, 2017 USD ($) newbuilding	Dec. 31, 2020 vessel	Jun. 30, 2018 USD ($)
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding	4
Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding		4
Contractual obligation		$ 602.0
Prepaid Expense		$ 25.4
Payments due in the remainder of 2018				$ 52.0
Payments due in the year 2019				333.1
Payments due in the year 2020				$ 192.0
Scenario, Forecast [Member] | Statoil ASA [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel			2